BORROWING, FINANCING AND DEBENTURES	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Borrowings, Financing And Debentures
19.   BORROWING, FINANCING AND DEBENTURES

	Reference	Consolidated
		2021	2020
Local currency:
Financing Agency for Studies and Projects FINEP		44,193	73,076
Debentures	A	1,922,732	4,042,515
BNDES		-	7,789
BNDES – FINAME		-	15
Promissory Note (1)		-	773,949
Working capital – Mexico Operation		-	14,453
Working capital – The Body Shop Operation	B	526,743	500,835
Working capital – Avon Operation		164,491	145,495
Notes – Avon (2)	C	4,255,958	4,033,682
Total in local currency		6,914,117	9,591,809

Foreign currency:
BNDES		-	1,639
Representative debt securities (“Notes”) (2)	D	5,523,287	3,969,226
Resolution nº 4131/62	E	279,428	260,239
Total in foreign currency		5,802,715	4,231,104
Grand total		12,716,832	13,822,913

Current		945,069	3,805,649
Non-current		11,771,763	10,017,264

Debentures
Current		350,145	2,169,786
Non-current		1,572,587	1,872,729

(1)	On April 15, 2021, the Company and its subsidiary Natura Cosméticos redeemed the total principal amount due under their respective promissory notes, equivalent to R$500,000 of the Company and R$250,000 of the subsidiary Natura Cosméticos.

(2)	Balances resulting from the business combinations with Avon (Note 4) recorded at the estimated fair value.

Reference	Currency	Maturity	Charges	Effective interest rate	Guarantees
A	Real	By August 2024	Interest of 112% of the CDI 1.00% + CDI and 1.15% + CDI, with maturity dates in September 2022 and August 2024.	113.0% CDI + 1.15% - CDI +1.30%	None
B	Pounds	April 2024	Sonia + interest 2.9% p.a.	Sonia + interest 2.9% p.a.	“Corporate” guarantee from the subsidiary Natura Cosméticos until December 2021 and “Aval” guarantee from Natura &Co from January 2022.
C	Dollar	March 2023 and March 2043	Interest of 6.45% p.a. and 8.45% p.a.	Interest of 6.45% p.a. and 8.45% p.a.	None
D	Dollar	May 2028	Interest of 4.125% p.a.	5.79%	“Aval” Guarantee from Natura &Co
E	Dollar	May 2022	Sonia + interest 1.1% p.a.	Sonia + interest 1.1% p.a.	“Aval” Guarantee from subsidiary Indústria e Comércio de Cosméticos Natura Ltda.

Changes in the balances of borrowing, financing and debentures for the year ended December 31, 2021 and 2020 are as follows:

Consolidated
Balance as of December 31, 2019	10,786,374
Acquisition of subsidiary	7,250,735
New borrowing and financing	1,354,765
Repayment	(8,483,892)
Appropriation of financial charges, net of new borrowing and financing costs	1,029,705
Financial charges payment	(1,293,094)
Exchange rate variation (unrealized)	973,442
Exchange rate variation (realized)	35,429
Translation effects (OCI)	2,169,449
Balance as of December 31, 2020	13,822,913
New borrowing and financing (a)	6,425,565
Repayment (b)	(7,989,607)
Appropriation of financial charges	661,429
Financial charges payment	(783,935)
Exchange rate variation (unrealized)	252,190
Translation effects (OCI)	328,277
Balance as of December 31, 2021	12,716,832
(a)	New borrowing and financing raised within the year ended December 31, 2021 basically refer to the offer carried out by the Company of the notes linked to the sustainability goals in the amount of USD 1 billion, approximately R$5.6 billion (see note 20.1.iv) and the new credit facility in the amount of one hundred million pounds (£100 million), approximately R$742 million, obtained by subsidiary The Body Shop (see note 20.1.iii).
(b)	The repayment made in the year ended December 31, 2021 mainly refer to the early redemption of the Company’s Notes in the amount of USD 750 million (corresponding to roughly R$4.0 billion, carried out in May 2021 (see note 20.1.iii)) and to the settlements of the 2nd series of the 7th issue of debentures in the amount of R$1,827 million and of the 2nd series of the 9th issue of debentures in the amount of R$308 million, both carried out in September 2021. In addition, on April 15, 2021, the Company and its subsidiary Natura Cosméticos redeemed the total principal amount due under their respective promissory notes, equivalent to R$500,000 of the Company and R$250,000 of the subsidiary Natura Cosméticos.

The maturities of non-current portion of borrowing, financing and debentures liabilities are as follows:

	Consolidated
	2021	2020
2022	-	586,002
2023	2,812,260	6,306,782
2024 (2024 onwards for 2020)	2,249,609	3,124,480
2025 onwards	6,709,894	-
Total	11,771,763	10,017,264

19.1 Main changes in borrowing and financing

i) Debentures

On September 28, 2017, the Company carried out the 7th issue of simple, registered, book-entry, non-convertible, unsecured debentures of Natura, in the total amount of R$ 2,600,000. A total of 260,000 debentures were issued, of which 77,273 were in the 1st series, with maturity date on September 25, 2020, and 182,727 were in the 2nd series, due on September 25, 2021, with an interest rate of CDI rate + 1.4% p.a. and CDI rate + 1.75% p.a., respectively.

On September 21, 2018, the Company carried out the 9th issue of simple, non-convertible unsecured debentures, with personal guarantee, in three series, for public distribution with restricted placement efforts, in accordance with CVM Instruction 476, in the aggregate amount of R$ 1,000,000, used in the partial early amortization of R$ 1,000,000 related to the 8th issue. The issuance consisted of 100,000 debentures, of which 38,904 were in the 1st series, with maturity date on September 21, 2020, 30,831 were in the 2nd series, with maturity date on September 21, 2021, and 30,265 were in the 3rd series, with maturity date on September 21, 2022, and remuneration corresponding to 109.5%, 110.5% and 112.0%, respectively, of the cumulative variation of the Brazilian Interbank Deposits (“DI”) average daily rates, respectively.

On July 22, 2019, the Company carried out the 10th issue of simple, non-convertible, unsecured debentures in four series, for public distribution with restricted placement efforts, in accordance with CVM Instruction 476, in the aggregate amount of R$1,576,450. A total of 157,645 simple, registered, book-entry, non-convertible and unsecured debentures were issued in four series, without certificate issue or provisory certificate, at a nominal unit value of R$ 10, of which 40,000 were in the 1st series, 9,570 in the 2nd series, 68,623 in the 3rd series, and 39,452 in the 4th series, all with maturity dates on August 26, 2024, and interest corresponding to 100% of the cumulative variation of the Brazilian Interbank Deposits (“DI”) average daily rates plus 1% for the 1st series and 100% of the cumulative variation of the Brazilian Interbank Deposits (“DI”) average daily rates plus 1.15% for other series.

The funds from the 10th issue were used as follows: 1st series: full amortization of the 8th issue of debentures in the amount of R$ 400,000; 2nd series: partial amortization of the 3rd series of the 6th issuance in the amount of R$ 92,820; 3rd series: partial amortization of the 1st series of the 7th issuance in the amount of R$ 664,090; 4th series: partial amortization of the 1st series of the 9th issuance in the amount of R$ 382,960.

On September 21, 2021, the 2nd series of the 9th issue of debentures in the amount of R$308,000 was fully settled.

On September 28, 2021, the 2nd series of the 7th issue of debentures in the amount of R$1,827,000 was fully settled.

The appropriation of costs related to the issue of debentures in the twelve-month period ended December 31, 2021 was R$3,096 (R$3,888 as of December 31, 2020), recorded monthly under finance expenses, in accordance with the effective interest rate method. As of December 31, 2021, the balance of issue costs to be appropriated is R$ 6,371 (R$ 9,466 as of December 31, 2020).

ii) Working capital – The Body Shop

On December 31, 2020, subsidiary The Body Shop had a credit facility of up to seventy million pounds (£70,000), corresponding to R$500,835, guaranteed by subsidiary Natura Cosméticos, which could be withdrawn in installments to meet its short-term financing needs. This facility was used by the subsidiary The Body Shop during the first quarter of 2021, to reinforce its working capital and liquidity needs by virtue of the Covid-19 pandemic (with annual interest payment of Sonia + 2%). This facility was paid in March 2021.

On April 23, 2021, subsidiary The Body Shop International Limited contracted a facility agreement with UK Export Finance and HSBC Bank PLC in the amount of one hundred million pounds (£100 million), approximately R$742 million, with guarantee from the Company and its subsidiary Natura Cosméticos, as of January 2022, which was fully used by June 30, 2021. This facility agreement will be increased at the Sonia rate + 2.9% per annum, with maturity dates for payment of principal and interest in December 2021, April 2023 and April 2024.

iii) Notes

On May 21, 2021, the full optional early redemption of the Company’s Notes occurred, which were issued in 2018 by subsidiary Natura Cosméticos S.A. in the amount of US$750,000 (roughly R$ 4.0 billion), and the derivative instruments used for covering the respective risks were settled.

iv) ESG debt securities (“Notes ESG”)

On May 4, 2021, Natura Cosméticos concluded the offer of the notes linked to the sustainability goals subject to annual interest of 4.125% and with maturity date on May 3, 2028 (“ESG Notes”) in the total principal amount of US$1.0 billion (approximately R$5.6 billion) and these are guaranteed by the Company. For this offer of notes, derivative instruments were contracted for foreign exchange hedging purposes.

The targets, to be met by 2026, include a reduction in greenhouse gas emissions by 13% and the use of recycled plastic in packaging by at least 25%, which the Company does not have current indications that will not be met.

The appropriation of costs related to the issue of the Company’s ESG Notes for the year ended December 31, 2021 was R$9,777, recorded monthly under finance expenses, in accordance with the terms of the respective issues. The balance of issue costs to be recognized on December 31, 2021 is R$94,300.

v) Notes - Avon

The subsidiary Avon has the following notes issued:

Notes - Avon	Main US$	Main R$	Annual percentage interest rate	Maturity
Unguaranteed	461,883	2,577,538	6.50%	March 15, 2023
Unguaranteed	216,085	1,205,862	8.45%	March 15, 2043

19.2   Covenants

The contractual covenants associated with the debt contracts of the Company establish the maintenance of minimum financial indicators resulting from the ratio of the division of the net treasury debt by the EBITDA of the last 12 months, as well as non-financial indicators according to each contract. As of December 31, 2021 and 2020, the Company was in compliance with such covenants.